Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance, deferred tax asset					$ 8,600,000
Percentage of valuation allowance against deferred tax assets					100.00%
Operating loss carryforwards					$ 6,500,000
Percentage of savings required to be paid to the seller			85.00%		85.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0
Accrued for interest and penalties	0		$ 0		0
Effective income tax rate			(0.0687%)
Federal rate			21.00%
Income tax expense	$ 28,655		$ 36,441		$ 30,272
Stryve Foods Holdings, LLC [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ownership percentage	100.00%		100.00%
Minimum [Member] | State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net of loss expiration year					2036
Maximum [Member] | State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net of loss expiration year					2041